Cash Flow (Tables)	12 Months Ended
Jun. 30, 2024
Cash Flow Statement [Abstract]
Schedule of cash flow statement adjustments

Adjustments	2024 £’000	2023 £’000	2022 £’000
Depreciation, amortisation and impairment of non-financial assets	£38,941	£32,927	£28,969
Unrealised foreign exchange loss / (gain)	3,249	5,441	(9,876)
Interest income	(6,171)	(3,506)	(184)
Fair value movement of financial liabilities	(9,133)	(11,828)	842
Interest expense	6,181	3,469	2,014
Net loss/(gain) on disposal of non-current assets (tangibles and intangibles)	690	(45)	(73)
Share-based compensation expense	34,678	31,058	35,005
Hyperinflation effect (gain) / loss	—	(386)	17
Research and development tax credit	(7,788)	(5,027)	(2,211)
Loss on derecognition of right-of-use assets sub-leased	81	—	132
Net gain on disposal of right-of-use asset	(139)	(1)	(187)
Fair value movement of financial assets	(18)	(2)	(7)
Grant income	(2,803)	(2,935)	(642)
Total adjustments	£57,768	£49,165	£53,799

Net changes in working capital	2024 £’000	2023 £’000	2022 £’000
Decrease/(Increase) in trade and other receivables	£5,532	£(3,937)	£(37,006)
(Decrease)/Increase in trade and other payables	(22,112)	(12,136)	15,236
Net changes in working capital	£(16,580)	£(16,073)	£(21,770)

Schedule of non-cash changes arising from financing activities

Grant received	Beginning of the year £’000	Cash received £’000	Grant income £'000	Non-cash foreign exchange £'000	End of the year £'000
2022	59	139	(642)	7	(437)
2023	(437)	494	(2,935)	1	(2,877)
2024	(2,877)	707	(2,803)	81	(4,892)
The grants receivable in 2022, 2023 and 2024 are presented in trade and other receivables.

Borrowings	Beginning of the year £’000	Proceeds from borrowings £’000	Repayment of borrowings £’000	Non-cash foreign exchange £’000	Non-cash Other £'000	End of the year £'000
2024	—	(153,814)	8,056	795	209	(144,754)